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March 10, 2009


Division of Investment Management
U.S. Securities & Exchange Commission                      via electronic filing
100 F Street, N.E.
Washington, DC 20549



Re:Vanguard Admiral Funds; File Nos. 33-49023; 811-7043
  Vanguard Bond Index Funds; File Nos. 33-6001; 811-4681
  Vanguard CMT Funds; File Nos. 333-111362; 811-21478
  Vanguard California Tax-Free Funds; File Nos. 33-1569; 811-4474 Vanguard Chester Funds; File Nos. 2-92948; 811-4098
  Vanguard Convertible Securities Fund; File Nos. 33-4424; 811-4627 Vanguard Explorer Fund; File Nos. 2-27203; 811-1530
  Vanguard Fenway Funds; File Nos.33-19446; 811-5445
  Vanguard Fixed Income Securities Funds; File Nos. 2-47371; 811-2368 Vanguard Florida Tax-Free Fund; File Nos.33-48783; 811-6709
  Vanguard Horizon Funds; File Nos.33-56443; 811-07239
  Vanguard Index Funds; File Nos. 2-56846; 811-2652
  Vanguard Institutional Index Funds; File Nos. 33-34494; 811-6093 Vanguard International Equity Index Funds; File Nos. 33-32548; 811-5972 Vanguard Malvern Funds; File Nos. 33-23444; 811-5628
  Vanguard Massachusetts Tax-Exempt Funds; File Nos. 333-63579; 811-09005 Vanguard Money Market Reserves; File Nos. 2-52698; 811-2554
  Vanguard Montgomery Funds; File Nos. 333-145624; 811-22114
  Vanguard Morgan Growth Fund; File Nos. 2-29601; 811-1685
  Vanguard Municipal Bond Funds; File Nos. 2-57689; 811-2687
  Vanguard New Jersey Tax-Free Funds; File Nos. 33-17351; 811-5340 Vanguard New York Tax-Free Funds; File Nos. 33-2908; 811-4570
  Vanguard Ohio Tax-Free Funds; File Nos. 33-34261; 811-6083
  Vanguard Pennsylvania Tax-Free Funds; File Nos. 33-2907; 811-4571 Vanguard Quantitative Funds; File Nos. 33-8553; 811-4526
  Vanguard Specialized Funds; File Nos.2-88116; 811-3916
  Vanguard STAR Funds; File Nos. 2-88373; 811-3919
  Vanguard Tax-Managed Funds; File Nos. 33-53683; 811-07175
  Vanguard Treasury Fund; File Nos. 333-11763; 811-7803
  Vanguard Trustees' Equity Fund; File Nos. 2-65955-99; 811-2968
  Vanguard Valley Forge Funds; File Nos. 33-48863; 811-7023
  Vanguard Variable Insurance Funds; File Nos. 33-32216; 811-5962 Vanguard Wellesley Income Fund; File Nos. 2-31333; 811-1776
  Vanguard Wellington Fund; File Nos. 2-11444; 811-121
  Vanguard Whitehall Funds; File Nos. 33-64845; 811-07443
  Vanguard Windsor Funds; File Nos. 2-14336; 811-834
  Vanguard World Funds; File Nos. 2-17620; 811-1027
  (the "Vanguard Funds")


Commissioners:

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, we hereby file preliminary proxy materials for each of the registrants listed above. These materials include a combined proxy statement, proxy cards, and secure e-mail message. We expect to begin mailing proxy materials to shareholders on or about April 13, 2009. Shareholders will be asked to vote on one or more of four proposals, including the election of fund trustees, changes in fund investment and diversification policies, as well as a shareholder proposal regarding social investing.

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If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.



Sincerely,





Judith L. Gaines, Esq.
Securities Regulation, Legal Department
The Vanguard Group, Inc.



Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission